Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	SCM Trust
Central Index Key	dei_EntityCentralIndexKey	0000836267
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
SHELTON GREATER CHINA FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHELTON GREATER CHINA FUND Ticker Symbol: SGCFX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's seeks to achieve its investment objective by investing primarily in companies that (i) are domiciled in, or traded on exchanges located in, the Greater China region, specifically Taiwan, Hong Kong, Singapore and the People's Republic of China or (ii) have derived or are expected to derive in the company's current fiscal year (measured as of the time of original investment) a significant portion (at least 50%) of their revenues by exporting to or importing from, trading with, or operating in, mainland China. A company meeting the requirements of either items (i) or (ii) of the previous sentence is defined as a "Greater China company." Under normal circumstances, the Fund will invest at least 80% of the Fund's net assets in the common and preferred stocks of Greater China companies. Net assets would typically include borrowings for investment purposes; however, the Fund has no present intent to borrow.

A company is considered to be domiciled in, or traded on exchanges located in, a country if it (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country, or (iii) has the primary trading markets for its securities in that country, or (iv) is controlled by a governmental entity or agency, instrumentality or a political subdivision of that country.

The Advisor implements its investment strategy by first using a proprietary "life-cycle" screen to narrow the Fund's investable universe. The Advisor then uses a fundamental, "bottom-up" research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country. The Advisor's "life-cycle" screen classifies companies according to one of the following five categories:

•	Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.

•	Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.

•	Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.

•	Maturity: Companies characterized as earning a small positive spread above the cost of capital.

•	Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor's investment team actively invests across all five categories of the "life-cycle," building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio's risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management). The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate a Fund's securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process. The Advisor may elect to purchase futures contracts and/or options to attempt to remain fully invested in the markets. The percentage of futures held in the portfolio will typically not exceed the cash (or cash equivalents) balance of the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to various risks, including the risk that you may receive little or no return on your investment or you may lose all or part of it. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. Shareholders will be provided 60 days' prior written notice of any change to the Fund's investment objective. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund, you should consider carefully the following risks:

Currency Risk. There is the risk that the value of one or more of the foreign currencies in which the Fund's investments are denominated (these are anticipated to be: the US dollar, the Renminbi, the Hong Kong dollar, the New Taiwan dollar and the Singapore dollar) will increase or decrease against the value of the U.S. dollar, which will affect the value of the Fund's share price. The value of a foreign investment may decline in U.S. dollar terms because of the changing value of a currency. This is referred to as that currency weakening against the U.S. dollar. While the Fund may hedge currency risks, the Advisor does not anticipate doing so at this time. Therefore, you should carefully consider the risk of currency devaluations and fluctuations and the effect these may have on the Fund in determining whether to invest in the Fund. Additionally, countries in the Greater China region may utilize formal or informal currency-exchange controls or "capital controls." Capital controls could impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the Fund's holdings.

Currency Hedging Risk. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative used to hedge currency risk and its reference asset, and there can be no assurance that a Fund's hedging transactions will be effective.

Foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a Fund to establish a fixed rate of exchange for a future point in time. Exchange rates may be volatile and may change quickly and unpredictably. In addition, a Fund's currency exposure may not be fully-hedged at all times. A Fund may not be able to structure its hedging transactions as anticipated or its hedging transactions may not successfully reduce the currency risk included in the Fund's portfolio.

Emerging Markets. Certain countries of the Greater China region are considered emerging markets. Securities of companies located or invested in emerging markets may be more volatile than the securities of domestic issuers or the securities of foreign issuers located or invested in developed markets. The countries in which emerging markets are located often have less mature economies and government institutions. The economies of emerging markets are often heavily dependent on international trade, which may cause them to be adversely affected by trade barriers, foreign exchange controls and other protectionist measures implemented by foreign governments. Investments in emerging markets may be adversely affected by economic, political and social unrest, and are exposed to special risks, including expropriation, nationalization, confiscation, repatriation of invested capital, the imposition of investment restrictions and the lack of hedging positions. The securities and real estate markets of some emerging market countries have experienced substantial market disruptions and may do so in the future.

Equity Risk. The Fund's shares will be sensitive to the fluctuation of the stock prices for companies in which it invests. The value of equity investments tends to rise and fall more rapidly than other investments such as fixed income and money market instruments and the net result would be more volatility. Additionally, because the Fund's strategy is to invest a significant portion of its net assets in the common stocks of Greater China companies, there is a risk that an issuer that is treated as an eligible portfolio company because it is expected to derive a significant portion of its revenues from exports to or operations in mainland China may not actually derive a significant portion of its revenues from Chinese exports or operations. As a result, the Fund's portfolio may not be as closely linked to the Chinese economy.

Greater China Market Risk. The securities markets of the Greater China region are not as large as the U.S. securities markets and have substantially less trading volume, which may result in a lack of liquidity and high price volatility relative to the U.S. securities markets.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Political, Social and Economic Risk. Investments in the Greater China region involve certain risks and special considerations not typically associated with investments in the United States, such as greater government control over the economy, political and legal uncertainty and the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. The value of the Fund's assets may be adversely affected by these political, economic, social and religious instabilities, as well as inadequate investor protection, changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region), international relations with other nations, natural disasters, medical emergencies, corruption and military activity. The Greater China region, and particularly China, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many countries in the Greater China region differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain countries in the Greater China region are highly dependent upon and may be affected by developments in the United States, Europe and other economies in the Greater China region.

Reporting Standards Risk. Accounting, auditing and financial reporting standards and requirements in the securities markets of the Greater China region differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statement been prepared in accordance with U.S. generally accepted accounting principles. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to various risks, including the risk that you may receive little or no return on your investment or you may lose all or part of it.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling 1-(800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 26.02% (Q3, 2009)

Worst Quarter: -27.15% (Q4, 2008)

Year to date performance as of 12/31/17: 34.85%

Date of inception: 5/12/1989

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/17)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
SHELTON GREATER CHINA FUND | SHELTON GREATER CHINA FUND Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGCFX
Shareholder Fees (fee paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.00%
Sales and redemption charges	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.37%
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	2.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	rr_NetExpensesOverAssets	1.98%
One Year	rr_ExpenseExampleYear01	$ 201
Three Years	rr_ExpenseExampleYear03	754
Five Years	rr_ExpenseExampleYear05	1,333
Ten Years	rr_ExpenseExampleYear10	$ 2,907
Annual Return 2008	rr_AnnualReturn2008	(52.49%)
Annual Return 2009	rr_AnnualReturn2009	88.45%
Annual Return 2010	rr_AnnualReturn2010	12.12%
Annual Return 2011	rr_AnnualReturn2011	(24.72%)
Annual Return 2012	rr_AnnualReturn2012	17.49%
Annual Return 2013	rr_AnnualReturn2013	4.34%
Annual Return 2014	rr_AnnualReturn2014	6.19%
Annual Return 2015	rr_AnnualReturn2015	(7.05%)
Annual Return 2016	rr_AnnualReturn2016	1.95%
Annual Return 2017	rr_AnnualReturn2017	34.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	34.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.15%)
1 Year	rr_AverageAnnualReturnYear01	34.85%
5 Years	rr_AverageAnnualReturnYear05	7.20%
10 Years	rr_AverageAnnualReturnYear10	2.31%
SHELTON GREATER CHINA FUND | After Taxes on Distributions | SHELTON GREATER CHINA FUND Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.58%
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	1.84%
SHELTON GREATER CHINA FUND | After Taxes on Distributions and Sales | SHELTON GREATER CHINA FUND Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.69%
5 Years	rr_AverageAnnualReturnYear05	5.11%
10 Years	rr_AverageAnnualReturnYear10	1.55%
SHELTON GREATER CHINA FUND | MSCI Golden Dragon Index (net of foreign withholding taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.15%
5 Years	rr_AverageAnnualReturnYear05	10.84%
10 Years	rr_AverageAnnualReturnYear10	6.17%
SHELTON BDC INCOME FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHELTON BDC INCOME FUND Ticker Symbols: LOAIX and LOANX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide a high level of income with the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of business development companies (''BDCs'') that are traded on one or more nationally recognized securities exchanges.

The equity securities in which the Fund may invest consist of:

•	common stocks;

•	securities convertible into common stocks; and

•	preferred stocks.

In addition, although the Fund typically invests in equity securities, the Fund may invest up to 20% of its net assets in debt securities of BDCs and other issuers of any maturity, duration or credit rating.

BDCs are publicly-held, closed-end investment funds that are regulated by the Investment Company Act of 1940, as amended (the ''1940 Act''). BDCs primarily lend to or invest in private or thinly-traded companies. They also offer managerial assistance to the companies in which they invest. BDCs must adhere to various substantive regulatory requirements under the 1940 Act. For example, the 1940 Act restricts the types of assets in which a BDC may invest (i.e., at least 70% of the BDC's total assets must be ''qualifying assets,'' as defined in the 1940 Act). The 1940 Act also regulates how BDCs employ ''leverage'' (i.e., how BDCs use borrowed funds to make investments). Because the 1940 Act applies unique ''coverage ratio'' tests to BDCs, BDCs may incur more debt than other regulated closed-end investment companies. Specifically, on one hand, the total assets of a closed-end investment company (other than a BDC) must exceed the fund's outstanding debt by at least 300%. On the other hand, the total assets of a BDC must exceed the BDC's outstanding debt by only 200%, thereby allowing a BDC to employ more leverage than other regulated closed-end investment companies. Leverage magnifies the potential for gain and loss on amounts invested and, as a result, increases the risks associated with the securities of leveraged companies.

The Advisor evaluates equity securities primarily on the BDC's or other issuer's ability to sustain its current dividend and secondarily considers the potential for capital appreciation. The Advisor intends to allocate the Fund's assets among BDCs that, in its view, are paying attractive rates of distribution and appear capable of sustaining that distribution level over time. The Advisor incorporates into its assessment, among other factors, dividend yield, price to book, financial operations, portfolio of investments and management quality. The Advisor will also consider the amount of leverage employed by a BDC or other issuer before deciding to invest in its securities. In selecting securities for investment, the Advisor generally seeks to invest in securities with relatively high distribution rates, and that it believes will continue to pay distributions at those rates for the foreseeable future. Distributions from such securities may consist of income, capital gains and/or return of capital and cannot be guaranteed to continue.

When selecting securities for the Fund, the Advisor may utilize fundamental, technical and other related methodologies to determine the intrinsic value of a security. Examples of fundamental methodologies include consideration of a stock's financials, economic factors that might impact the stock, and the qualitative and quantitative factors. Technical methodologies generally refer to the consideration of past market data, primarily using price and volume data. The Advisor expects that it will sell a security if, in the judgment of the portfolio manager, the security's income potential has been compromised, an issuer's fundamentals have deteriorated or may deteriorate or a more attractive investment opportunity is identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

BDC Risk. The Fund primarily invests in securities issued by publicly-traded BDCs. As a result, the Fund's portfolio will be significantly affected by the performance of the BDCs in which the Fund invests and the performance of such BDCs' portfolio companies, as well as the overall economic environment. The Fund may be exposed to greater risk and experience higher volatility than would a portfolio that was not focused on investing in BDCs.

BDCs primarily invest in privately-held and thinly-traded companies. These types of portfolio companies are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as ''high-yield'' or ''junk.'' The revenues, income (or losses) and valuations of these companies can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss. In addition, the fair value of a BDC's investments in privately-held or thinly-traded companies often is not readily determinable. Although each BDC's board of directors is responsible for determining the fair value of these securities, the uncertainty regarding fair value may adversely affect the determination of the BDC's net asset value (''NAV''). This could cause the Fund's investments in a BDC to be inaccurately valued.

BDCs often borrow funds to make investments and, as a result, are exposed to the risks of leverage. Leverage magnifies the potential loss on amounts invested and therefore increases the risks associated with an investment in a leveraged BDC's securities. Leverage is generally considered a speculative investment technique. Moreover, BDCs' management fees, which are generally higher than the management fees charged to other funds, are normally payable on gross assets, including those assets acquired through the use of leverage. This may give a BDC's investment advisor a financial incentive to incur leverage.

Convertible Securities Risk. Investments in convertible securities generally entail less risk than investments in an issuer's common stock because convertible securities rank senior to common stock in an issuer's capital structure. The extent to which such risk is reduced depends in large part upon the degree to which the convertible security sells above its value as a fixed-income security. Convertible securities are subordinate in rank to any senior debt obligations of an issuer, and, therefore, entail more risk than the issuer's debt obligations. Convertible securities generally offer lower interest than non-convertible debt securities of similar credit quality due to the potential for capital appreciation and are often lower-rated securities.

Credit Risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer's or guarantor's financial condition may affect a security's value.

Credit Risk of Underlying Investments. The Fund is indirectly exposed to the credit risk associated with the debt investments of the BDCs in which the Fund invests. BDCs invest in small companies in the initial stages of development. The types of portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as ''high-yield'' or ''junk.'' There is an increased risk that such a portfolio company will fail to make payments on its debts as compared to more developed companies. If a portfolio company fails to make payments to a BDC, the BDC's performance could be negatively affected and, to the extent that the Fund invests in the BDC, the value of the Fund's investment in the BDC may be negatively affected as well.

Economic and Political Risks. These effects may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

High-Yield (''Junk'') Bond Risk. Compared to higher quality debt securities, high-yield bonds (commonly referred to as ''junk'' bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value. Through its investments in BDCs, Fund is indirectly exposed to the credit risks associated with in BDCs' debt investments. The portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as high-yield or junk. In addition, debt securities issued by a BDC may also be considered to be non-investment grade or junk.

Investment in Other Investment Companies Risk. The Fund's investment in other investment companies, including BDCs, may subject the Fund indirectly to the underlying risks of those investment companies. The Fund also will bear its share of each underlying investment company's fees and expenses, which are in addition to the Fund's own fees and expenses. Shares of an investment company may trade at prices that reflect a premium above or a discount below NAV, and such premium or discount may be substantial. If an investment company's shares are purchased at a premium to NAV, the premium may not exist when those shares are sold, and the Fund could incur a loss.

BDCs, like other investment companies, are often parties to contractual agreements under which a BDC's investment advisor or another third-party agrees to waive fees or pay a portion of the BDC's expenses. Once the contract terminates or ends, the BDC's expenses may increase and, as a result, the acquired fund fees and expenses paid by the Fund's shareholders may increase as well. Further, the acquired fund fees and expenses paid by the Fund's shareholders may increase further if the BDC's investment advisor or another third-party seeks to recoup any previously waived fees or paid expenses.

Large Shareholder Risk. To the extent that shares of the Fund are held by large shareholders, the Fund is subject to the risk that these shareholders will redeem Fund shares in large amounts. These transactions could adversely affect the Fund if it is forced to sell portfolio securities to raise the cash that is necessary to satisfy shareholder redemption requests. This risk is particularly pronounced when one shareholder owns a substantial portion of the Fund.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified under circumstances that cause increased supply in the market due to unusually high selling activity.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Non-Diversification Risk. The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment-level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio. Additionally, the Fund may be subject to greater risk, because the Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Preferred Stock Risk. There are various risks associated with investing in preferred stock, including credit risk, liquidity risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights.

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment-level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio. Additionally, the Fund may be subject to greater risk, because the Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 8.28% (Q3, 2016)

Worst Quarter: -7.20% (Q3, 2015)

Year to date performance as of 12/31/17: 3.73%

Date of inception: 04/22/2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/17)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
SHELTON BDC INCOME FUND | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LOAIX
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	9.14%	[2]
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	10.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	rr_NetExpensesOverAssets	10.39%
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	511
Five Years	rr_ExpenseExampleYear05	919
Ten Years	rr_ExpenseExampleYear10	$ 2,061
Annual Return 2015	rr_AnnualReturn2015	(3.74%)
Annual Return 2016	rr_AnnualReturn2016	16.98%
Annual Return 2017	rr_AnnualReturn2017	3.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.20%)
1 Year	rr_AverageAnnualReturnYear01	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
SHELTON BDC INCOME FUND | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LOANX
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	9.14%	[2]
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	11.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	rr_NetExpensesOverAssets	10.64%
One Year	rr_ExpenseExampleYear01	$ 153
Three Years	rr_ExpenseExampleYear03	587
Five Years	rr_ExpenseExampleYear05	1,048
Ten Years	rr_ExpenseExampleYear10	$ 2,326
SHELTON BDC INCOME FUND | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%
SHELTON BDC INCOME FUND | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
SHELTON BDC INCOME FUND | Wells Fargo BDC Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
SHELTON REAL ESTATE INCOME FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHELTON REAL ESTATE INCOME FUND Ticker Symbols: RENIX and RENTX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide current income with the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategies described in this Prospectus are the strategies that the Advisor believes are most likely to be important in achieving the Fund's investment objective.

The Advisor intends to allocate the Fund's assets among real estate securities that, in the view of the Advisor, represent attractive investment opportunities. The Advisor evaluates securities based primarily on the relative attractiveness of income and secondarily considers the potential for capital appreciation. The Advisor seeks to allocate the Fund's assets such that the Fund may benefit from the performance of various sectors of the real estate market. In selecting securities for investment, the Advisor assesses the likely risks and returns of the different alternative investment opportunities and evaluates the potential correlation among the investments under consideration. The Advisor generally seeks to invest in securities for which the expected risk-adjusted yields are determined to be attractive and are likely to have low correlations among each other and with the broader securities markets. When determining an asset allocation, the Advisor may utilize fundamental, technical and other related methodologies to determine the intrinsic value of an underlying security. The Advisor may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class diversification across sector risk over time. The Advisor manages investments with a long-term view while being mindful of the historical context of the markets. The Advisor plans to sell a security if, in the judgment of the portfolio managers, the security's income potential has been compromised, an issuer's fundamentals have deteriorated or may deteriorate or a more attractive investment opportunity is identified.

Real Estate Securities. The Fund concentrates its investments in real estate securities. For purposes of the Fund's investment policies, a ''real estate security'' is a security issued by a real estate company, which the Fund considers to be a company that either:

•	derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or

•	has at least 50% of its assets invested in such real estate.

The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in income producing real estate securities, including securities issued by real estate investment trusts (REITs).

The securities in which the Fund invests consist of:

•	REITs

•	common stocks

•	rights or warrants to purchase common stocks

•	foreign securities

•	depositary receipts

•	securities convertible into common stocks where the conversion feature represents, in the Advisor's view, a significant element of the securities' value

•	preferred stocks

•	corporate debt obligations, including high-yield debt securities (commonly referred to as ''junk'' bonds)

•	Commercial mortgage-backed securities (CMBS)

The Fund may invest in securities across all market capitalization ranges. Although the Advisor anticipates that the Fund will invest a substantial portion of its assets in equity securities, the Fund may invest up to 100% of its net assets in debt securities of any maturity, duration or credit rating.

The Fund may invest up to 15% of its net assets in illiquid securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Convertible Securities Risk. Investments in convertible securities generally entail less risk than investments in an issuer's common stock because convertible securities rank senior to common stock in an issuer's capital structure. The extent to which such risk is reduced depends in large part upon the degree to which the convertible security sells above its value as a fixed-income security. Convertible securities are subordinate in rank to any senior debt obligations of an issuer, and, therefore, entail more risk than the issuer's debt obligations. Convertible securities generally offer lower interest than non-convertible debt securities of similar credit quality due to the potential for capital appreciation and are often lower-rated securities.

Credit Risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer's or guarantor's financial condition may affect a security's value.

Debt Securities Risk. When the Fund invests in debt securities, the value of the Fund's investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Economic and Political Risks. These effects may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

High-Yield (''Junk'') Bond Risk. Compared to higher quality debt securities, high-yield bonds (commonly referred to as ''junk'' bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Large Shareholder Risk. To the extent that shares of the Fund are held by large shareholders, the Fund is subject to the risk that these shareholders will redeem Fund shares in large amounts. These transactions could adversely affect the Fund if it is forced to sell portfolio securities to raise the cash that is necessary to satisfy shareholder redemption requests. This risk is particularly pronounced when one shareholder owns a substantial portion of the Fund.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified under circumstances that cause increased supply in the market due to unusually high selling activity.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Mortgage-Backed Securities Risk. Mortgage-backed securities are subject to prepayment or call risk (i.e., the risks that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, a Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Non-Diversification Risk. The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment-level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio. Additionally, the Fund may be subject to greater risk, because the Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Non-U.S. currency risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Shelton Capital Management may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

Non-U.S. investment risk. Securities of non-U.S. issuers (including ADRs and other securities that represent interests in a non-U.S. issuer's securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities and those issuers may be subject to lower levels of government regulation and oversight. These risks may be higher when investing in emerging market issuers. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non-U.S. operations.

Preferred Stock Risk. There are various risks associated with investing in preferred stock, including credit risk, liquidity risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights.

Real Estate Industry Concentration Risk. To the extent a Fund concentrates its investments in real estate securities, the Fund's portfolio is significantly impacted by the performance of the real estate market generally, and the Fund may be exposed to greater risk and experience higher volatility than would a more diversified portfolio. The value of investments in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to the broader securities markets. The value of the Fund's shares will be affected by factors generally affecting the real estate industry, including, among others: changes in general economic and market conditions; falling property values; declining rents; risks related to local economic conditions, overbuilding, development and increased competition; increases in property taxes and operating expenses; changes in local laws or regulations; casualty and condemnation losses; variations in rental income, neighborhood values and the appeal of property to tenants; the availability of financing; and changes in interest rates. The value of real estate companies also may drop because of poor management or the failure of borrowers to pay their loans, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

Rights and Warrants Risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, and potential price fluctuations due to adverse market conditions or other factors. In addition, changes in a warrant's value do not necessarily correspond to changes in the value of its underlying security and the price of the warrant may be more volatile that the price of its underlying security. If a right or warrant is not exercised within a specified time period, it becomes worthless.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment-level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio. Additionally, the Fund may be subject to greater risk, because the Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 9.78% (Q1, 2014)

Worst Quarter: -5.61% (Q2, 2015)

Year to date performance as of 12/31/17: 3.72%

Date of inception: 06/07/2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/17)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
SHELTON REAL ESTATE INCOME FUND | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RENIX
Sales and redemption charges	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.31%
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	2.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
One Year	rr_ExpenseExampleYear01	$ 119
Three Years	rr_ExpenseExampleYear03	570
Five Years	rr_ExpenseExampleYear05	1,048
Ten Years	rr_ExpenseExampleYear10	$ 2,367
Annual Return 2014	rr_AnnualReturn2014	24.86%
Annual Return 2015	rr_AnnualReturn2015	3.55%
Annual Return 2016	rr_AnnualReturn2016	6.51%
Annual Return 2017	rr_AnnualReturn2017	3.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.61%)
1 Year	rr_AverageAnnualReturnYear01	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
SHELTON REAL ESTATE INCOME FUND | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RENTX
Sales and redemption charges	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.31%
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	2.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	rr_NetExpensesOverAssets	1.44%
One Year	rr_ExpenseExampleYear01	$ 145
Three Years	rr_ExpenseExampleYear03	646
Five Years	rr_ExpenseExampleYear05	1,175
Ten Years	rr_ExpenseExampleYear10	$ 2,624
SHELTON REAL ESTATE INCOME FUND | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
SHELTON REAL ESTATE INCOME FUND | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
SHELTON REAL ESTATE INCOME FUND | S&P U.S. REIT Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
SHELTON TACTICAL CREDIT FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHELTON TACTICAL CREDIT FUND Ticker Symbols: DEBIX and DEBTX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund investment objective is to seek current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 239% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	239.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Advisor uses an unconstrained, opportunistic, tactical approach to credit investing, which focuses on corporate fixed income- sensitive securities that generally includes securities like bonds, junk bonds (commonly referred to as high yield), convertible bonds and bank debt. "Tactical" means that the Advisor will make purchases and sales based on its expectations of short-term market opportunities. This can be contrasted with a "buy and hold" strategy where funds tend to have lower turnover and hold positions for longer periods of time. This actively-managed strategy seeks to take advantage of short-term investment opportunities and reduce the correlation to the overall market by trading in and out of positions. The Advisor combines a macro-economic view with company-specific analysis (including a consideration of liquidity) in the construction of the portfolio positions. Macro-economic views are built by evaluating trends in global economies, central bank activities, fund flows and assessing market risk levels. From this analysis, the Advisor then formulates appropriate purchasing and hedging strategies. Hedging is an integral part of portfolio construction and the Advisor uses various investment tools to seek to reduce overall market risk and correlation. Risk limits and portfolio stress tests are performed regularly to evaluate the Fund's exposure to various risks. The Advisor seeks to preserve capital in challenging markets and will quickly reposition the portfolio if it is necessary in its judgement. The Advisor seeks to add value by using a tactical credit strategy and at times of elevated risk, the Fund may invest 100% of the portfolio in cash or cash equivalents in an effort to protect the portfolio against these perceived risks.

The Fund seeks to achieve its investment objective by investing primarily, under normal market conditions, in corporate fixed income and/or equity securities that it believes are undervalued. It employs relative value, event-driven, and hedging investment styles in allocating Fund assets across asset classes and capital structures including both long and/or short positions in seeking to achieve its investment objective and reduce risk.

Relative value strategies are designed to profit by the change in values between two securities instead of the movements of the overall market. They typically include long and short positions that seek to exploit disparities in pricing relationships between two instruments, thereby seeking profit from the correction in the "relative value" of the prices of the two securities. Acting on the assumption that prices will revert to true value, as defined by the Advisor using a valuation measure such as dividend yield or price to earnings ratio, over time, the Advisor will sell short the overpriced security and buy the underpriced security. If prices revert to this true value, the trade can be liquidated at a profit.

Event-driven strategies seek to profit from pricing differences or inefficiencies among securities that may occur before or after a unique event, such as bankruptcy, merger, acquisition, spinoff or special dividend. Credit analysis-based strategies seek to profit from pricing differences or inefficiencies among debt securities of issuers that are in some sort of financial distress. Convertible arbitrage debt strategies seek returns from price improvement or recovery proceeds on debt securities of troubled issuers by anticipating improved fundamentals; acquisition by a stronger issuer; or liquidation proceeds in a re-organization, bankruptcy or foreclosure. Each type of strategy typically employs risk-reducing hedging techniques using short selling, futures contracts, options or credit-default swaps and total return swaps.

The Fund may also invest in long and short positions of exchange traded securities. By taking long and short positions in different securities, the Fund attempts to limit the effect of market movements on portfolio performance. The Fund will generally take long positions in securities that the Advisor believes to be undervalued and short positions in securities that they believe to be overvalued, based on the Advisor's analysis of the issuer's financial reports and market valuation.

The Fund intends to engage in short selling regularly in conjunction with convertible arbitrage positions, capital structure "event driven" positions, and overall portfolio hedges, as deemed appropriate. The Fund's short positions may equal up to 75% of the Fund's net asset value.

The Fund defines fixed income securities as bills, notes, debentures, bonds, loans or loan participations, levered loans or asset-backed securities. The Fund defines equity securities as common stock, preferred stock, or debt that is convertible into common stock. The Fund invests without restriction as to issuer capitalization, country, or credit quality and without restriction as to the maturity of fixed income securities. The Fund plans to invest in high-yield (below investment grade) fixed income securities. High yield or "below-investment grade" securities are securities that are un-rated or rated BB+ or below by S&P or Ba1 or below by Moody's. These securities involve more risk, and will generally be more volatile than securities rated BBB- or Baa3 or above.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Convertible Securities Risk: The value of the Fund's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

Credit (or Default) Risk: The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Debt Extension Risk: This refers to the risk to the Fund that when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative as are junk bonds in general (See High-Yield Securities risk" below).

Derivatives Risk: Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund's use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment.

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Equity Securities Risk: Stock markets are volatile. The price of equity securities held by the Fund may fluctuate based on changes in the issuing company's financial condition, as well as overall market and economic conditions.

Event-Driven Trading Risk: The Fund invests in certain securities which it believes may benefit from certain outcomes including special situations. This is known as "Event-Driven Trading." Event-Driven Trading involves the risk that the special situation may not occur as anticipated, in which case the Fund may realize losses.

Fixed Income Risk: The risk that the value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

High-Yield ("Junk Bond") Securities Risk: Compared to higher quality debt securities, high-yield bonds (commonly referred to as ''junk'' bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate/Maturity Risk: The risk that the value of the Fund's assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. The Fund will not invest more than 15% in illiquid securities.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk of loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The Fund's potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund's ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 4.41% (Q3, 2016)

Worst Quarter: -1.50% (Q3, 2015)

Year to date performance as of 12/31/17: 3.34%

Date of inception: 12/15/2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/17)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
SHELTON TACTICAL CREDIT FUND | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEBIX
Sales and redemption charges	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.17%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	1.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
One Year	rr_ExpenseExampleYear01	$ 145
Three Years	rr_ExpenseExampleYear03	502
Five Years	rr_ExpenseExampleYear05	884
Ten Years	rr_ExpenseExampleYear10	$ 1,955
Annual Return 2015	rr_AnnualReturn2015	4.78%
Annual Return 2016	rr_AnnualReturn2016	11.85%
Annual Return 2017	rr_AnnualReturn2017	3.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.50%)
1 Year	rr_AverageAnnualReturnYear01	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
SHELTON TACTICAL CREDIT FUND | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEBTX
Sales and redemption charges	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.17%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	1.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%
One Year	rr_ExpenseExampleYear01	$ 170
Three Years	rr_ExpenseExampleYear03	579
Five Years	rr_ExpenseExampleYear05	1,014
Ten Years	rr_ExpenseExampleYear10	$ 2,223
SHELTON TACTICAL CREDIT FUND | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
SHELTON TACTICAL CREDIT FUND | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.87%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
SHELTON TACTICAL CREDIT FUND | Barclays Capital U.S. Aggregate Bond Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
SHELTON INTERNATIONAL SELECT EQUITY FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHELTON INTERNATIONAL SELECT EQUITY FUND Ticker Symbols: SISEX and SISLX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests, under normal market conditions, at least 80% of the Fund's net assets (plus borrowings for investment purposes) in a combination of equity securities of foreign (i.e., non-U.S.) companies with a suitable potential for earnings growth. The Fund invests its assets in equity securities of non-U.S. companies located in countries with developed markets, but may also invest in companies domiciled in emerging markets.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a universe of stocks listed within the MSCI ACWI ex USA index, as well as those in other developed, emerging, and frontier markets with a market capitalization of $2.5 billion or higher. The Advisor anticipates that the percentage of the Fund's investable universe not included in the MSCI ACWI ex USA index will be approximately 20%. The Fund ordinarily invests in no fewer than three different countries outside the U.S. Under normal market conditions, the Fund will invest at least 40% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. companies. However, the Fund may invest a lesser amount of its assets in securities of non-U.S. companies when market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. companies. The Fund will normally invest in the securities of approximately 30 to 50 issuers.

The Fund's investments in equity securities may include common and preferred stock, convertible preferred stock, warrants and rights. The Advisor implements its investment strategy by first using a proprietary global "life-cycle" screen to narrow the Fund's investable universe. The Advisor then uses a fundamental, "bottom-up" research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country.

The Advisor's "life-cycle" screen classifies companies according to one of the following five categories:

•	Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.

•	Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.

•	Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.

•	Maturity: Companies characterized as earning a small positive spread above the cost of capital.

•	Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor's investment team actively invests across all five categories of the "life-cycle," building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio's risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate a Fund's securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund's performance could be hurt by:

Economic and Political Risks. These effects may be short-term by causing a change in the global markets that is corrected in a year or less, or they may have long-term impacts which may cause changes in the markets that may last for many years. In any given country, some factors may affect changes in one sector of the economy or one stock, but don't have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Emerging markets risk. Emerging market securities may present issuer, market, currency, liquidity, volatility, valuation, legal, political, and other risks different from, and potentially greater than, the risks of investing in securities of issuers in more developed market.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund's target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Manager Risk. Shelton Capital Management's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund invests in stock markets primarily outside the U.S. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Non-U.S. currency risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Shelton Capital Management may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

Non-U.S. investment risk. Securities of non-U.S. issuers (including ADRs and other securities that represent interests in a non-U.S. issuer's securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities and those issuers may be subject to lower levels of government regulation and oversight. These risks may be higher when investing in emerging market issuers. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non-U.S. operations.

Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 9.88% (Q1, 2017)

Worst Quarter: -1.52% (Q4, 2016)

Year to date performance as of 12/31/17: 34.94%

Date of inception: 07/18/2016[1]

[1]	Shelton Capital Management became the investment advisor to the predecessor fund of the Fund on July 18, 2016. The predecessor fund was reorganized into the Fund on July 28, 2017. The investment objective, strategy, risks and policies of the predecessor fund during the period July 18, 2016 to July 28, 2017 were identical to those of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/17)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
SHELTON INTERNATIONAL SELECT EQUITY FUND | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SISEX
Sales and redemption charges	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
One Year	rr_ExpenseExampleYear01	$ 126
Three Years	rr_ExpenseExampleYear03	470
Five Years	rr_ExpenseExampleYear05	837
Ten Years	rr_ExpenseExampleYear10	$ 1,870
Annual Return 2017	rr_AnnualReturn2017	34.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	34.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.52%)
1 Year	rr_AverageAnnualReturnYear01	35.30%
Since Inception	rr_AverageAnnualReturnSinceInception	23.32%
SHELTON INTERNATIONAL SELECT EQUITY FUND | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SISLX
Sales and redemption charges	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	392
Five Years	rr_ExpenseExampleYear05	705
Ten Years	rr_ExpenseExampleYear10	$ 1,593
SHELTON INTERNATIONAL SELECT EQUITY FUND | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.79%
Since Inception	rr_AverageAnnualReturnSinceInception	21.98%
SHELTON INTERNATIONAL SELECT EQUITY FUND | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.73%
Since Inception	rr_AverageAnnualReturnSinceInception	17.45%
SHELTON INTERNATIONAL SELECT EQUITY FUND | S&P/Citigroup Value Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.53%
Since Inception	rr_AverageAnnualReturnSinceInception	15.91%
SHELTON INTERNATIONAL SELECT EQUITY FUND | MSCI ACWI Ex USA (NET) Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.19%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	19.82%	[7]

[1]	The Fund's Advisor, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.98% until May 1, 2019. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[2]	''Acquired Fund Fees and Expenses'' are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's Advisor, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.25% and 1.50% until May 1, 2019. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[4]	The Fund's Advisor, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.17% and 1.42% until May 1, 2019. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[5]	The Fund's Advisor, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.42% and 1.67% until May 1, 2019. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[6]	The Fund's Advisor, Shelton Capital Management, has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.99% and 1.24% until May 1, 2019. This agreement may only be terminated with the approval of the Board of Trustees of the Fund. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Fund's Board of Trustees.
[7]	The MSCI ACWI Ex USA Index is a free float-adjusted market capitalization index that is designed to measure developed and developing market equity performance, excluding the U.S. MSCI, Inc. publishes two versions of this Index reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the gross dividends version, MSCI reinvests as much as possible of a company's dividend distributions. The reinvested amount is equal to the total dividend amount distributed to persons residing in the country of the dividend-paying company. Gross total return indexes do not, however, include any tax credits. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties.